RETIREMENT PLAN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Retirement Plan
Contributions to 401k plan	$ 11,817	$ 6,801	$ 32,974	$ 16,564	$ 24,587	$ 15,873